Financing Receivables - Components of Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of the company's financing receivables
Net investment in lease, gross	$ 3,406	$ 4,261
Net investment in lease, unearned income	(344)	(429)
Net investment in lease, unguaranteed residual value	479	458
Net investment in lease, amortized cost	3,540	4,290
Net investment in lease, allowance for credit loss	(50)	(63)
Total net investment in lease, net	3,491	4,227
Financing receivable and net investment in lease, gross	13,052	13,173
Financing receivable and net investment in lease, unearned income	(891)	(915)
Financing receivable and net investment in lease, unguaranteed residual value	479	458
Financing receivable and net investment in lease, amortized cost	12,639	12,716
Financing receivable and net investment in lease, allowance for credit loss	(128)	(156)
Financing receivable and net investment in lease, net	12,512	12,560
Asset Pledged as Collateral
Components of the company's financing receivables
Amortized cost	213	232
Current portion
Components of the company's financing receivables
Net investment in lease, current	1,408	1,520
Financing receivable and net investment in lease, net	7,159	6,793
Noncurrent portion
Components of the company's financing receivables
Net investment in lease, noncurrent	2,083	2,707
Financing receivable and net investment in lease, net	5,353	5,766
Loans Receivable
Components of the company's financing receivables
Financing receivables, gross	7,425	7,060
Unearned income	(547)	(486)
Amortized cost	6,878	6,574
Allowance for credit losses	(73)	(87)
Total financing receivables, net	6,804	6,486
Loans Receivable | Current portion
Components of the company's financing receivables
Total financing receivables, net	3,535	3,427
Loans Receivable | Noncurrent portion
Components of the company's financing receivables
Total financing receivables, net	3,269	3,059
Held for Investment
Components of the company's financing receivables
Financing receivables, gross	1,322	1,160
Amortized cost	1,322	1,160
Allowance for credit losses	(5)	(6)
Total financing receivables, net	1,317	1,155
Held for Investment | Current portion
Components of the company's financing receivables
Total financing receivables, net	1,317	1,155
Held for Sale
Components of the company's financing receivables
Financing receivables, gross	900	692
Amortized cost	900	692
Total financing receivables, net	900	692
Held for Sale | Current portion
Components of the company's financing receivables
Total financing receivables, net	900	692
Client Financing Receivables
Components of the company's financing receivables
Financing receivable and net investment in lease, amortized cost	10,418	10,863
Financing receivable and net investment in lease, allowance for credit loss	$ (123)	$ (150)	$ (168)